Subsequent events - Additional information (Details) - Equity interest sale ¥ in Millions	Nov. 13, 2023 HKD ($)	Nov. 13, 2023 CNY (¥)
Disclosure of non-adjusting events after reporting period
Relevant disposal gain | ¥		¥ 262
Ping An OneConnect Bank (Hong Kong) Limited
Disclosure of non-adjusting events after reporting period
Cash flows from losing control of subsidiaries or other businesses, classified as investing activities | $	$ 933,000,000
Ping An OneConnect Bank (Hong Kong) Limited | Jin Yi Tong Limited
Disclosure of non-adjusting events after reporting period
Percentage of ownership interest	100.00%	100.00%